COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Schedule of Selling, General and Administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense of right-of-use assets	$ (37,837)	$ (39,982)	$ (35,244)
TOTAL	(632,995)	(537,075)	(456,324)
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Salaries, employee benefits and social security taxes	(262,466)	(212,381)	(173,472)
Depreciation and amortization expense	(97,035)	(81,822)	(59,179)
Share-based compensation expense - Equity settled	(58,833)	(57,297)	(52,144)
Professional services	(56,614)	(49,921)	(40,546)
Office expenses	(33,010)	(26,669)	(24,992)
Depreciation expense of right-of-use assets	(29,662)	(29,442)	(25,442)
Promotional and marketing expenses(*)	(29,014)	(26,323)	(26,976)
Taxes	(25,899)	(20,023)	(17,609)
Travel and housing	(21,518)	(17,818)	(17,159)
Rental expenses	(12,766)	(9,149)	(7,448)
Recruiting, training and other employee expenses	(5,927)	(5,714)	(10,346)
Share-based compensation expense - Cash settled	(238)	(634)	(770)
Legal claims	(13)	118	(241)
TOTAL	$ (632,995)	$ (537,075)	$ (456,324)